Other Receivables (Details) - Schedule of other receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Receivables [Abstract]
Other receivables	$ 770,356	$ 678,983	$ 363,664
Less: allowance for credit losses	24,392	22,148
Total other receivables	$ 745,964	$ 656,835	$ 3,545,753